Financial Risk Management_The Groups Industrial Securities Excluding Equity Securities And Derivative(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 87,912,109	₩ 66,685,016
Financial assets held for trading
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 25,168,338	₩ 22,986,570
%	100.00%	100.00%
Financial assets held for trading | Government and government funded institutions
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 8,345,463	₩ 7,875,106
%	33.16%	34.26%
Financial assets held for trading | Banking and insurance
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 11,486,321	₩ 11,408,503
%	45.64%	49.63%
Financial assets held for trading | Others
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 5,336,554	₩ 3,702,961
%	21.20%	16.11%
Financial assets designated at fair value through profit and loss
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 1,982,224	₩ 1,693,255
%	100.00%	100.00%
Financial assets designated at fair value through profit and loss | Banking and insurance
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 1,982,224	₩ 1,693,255
%	100.00%	100.00%
Derivatives
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 3,310,166	₩ 3,381,935
%	100.00%	100.00%
Derivatives | Government and government funded institutions
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 12,099	₩ 104,025
%	0.37%	3.08%
Derivatives | Banking and insurance
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 3,098,350	₩ 2,998,412
%	93.60%	88.66%
Derivatives | Others
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 199,717	₩ 279,498
%	6.03%	8.26%
Available-for-sale financial assets
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 38,959,401	₩ 27,445,752
%	100.00%	100.00%
Available-for-sale financial assets | Government and government funded institutions
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 9,498,819	₩ 10,579,880
%	24.38%	38.55%
Available-for-sale financial assets | Banking and insurance
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 23,314,336	₩ 13,901,908
%	59.84%	50.65%
Available-for-sale financial assets | Others
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 6,146,246	₩ 2,963,964
%	15.78%	10.80%
Held-to-maturity financial assets
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 18,491,980	₩ 11,177,504
%	100.00%	100.00%
Held-to-maturity financial assets | Government and government funded institutions
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 8,449,839	₩ 5,373,994
%	45.69%	48.08%
Held-to-maturity financial assets | Banking and insurance
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 6,765,593	₩ 5,471,443
%	36.59%	48.95%
Held-to-maturity financial assets | Others
Group Industrial Securities Excluding Equity Securities And Derivatives Line Items [Line Items]
Amount	₩ 3,276,548	₩ 332,067
%	17.72%	2.97%